Shareholder Report, Line Graph (Details) - USD ($)											12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2024
Institutional Shares
Account Value [Line Items]
Line Graph and Table Measure Name											Institutional Shares
Accumulated Value	$ 2,720,045	$ 2,262,523	$ 3,137,230	$ 2,321,414	$ 1,889,218	$ 1,619,011	$ 1,256,082	$ 1,102,733	$ 1,097,331	$ 1,000,000	$ 3,255,419
Investor Shares
Account Value [Line Items]
Line Graph and Table Measure Name											Investor Shares
Accumulated Value	26,824	22,348	31,047	23,001	18,745	16,091	12,504	10,991	10,954	10,000	$ 32,063
Advisor Shares
Account Value [Line Items]
Line Graph and Table Measure Name											Advisor Shares
Accumulated Value	26,239	21,910	30,513	22,664	18,518	15,934	12,417	10,937	10,928	10,000	$ 31,283
Institutional Shares
Account Value [Line Items]
Line Graph and Table Measure Name											Institutional Shares
Accumulated Value	2,688,530	2,213,962	2,673,306	1,840,376	1,653,682	1,517,929	1,274,788	1,036,013	1,080,938	1,000,000	$ 3,431,420
Investor Shares
Account Value [Line Items]
Line Graph and Table Measure Name											Investor Shares
Accumulated Value	26,518	21,872	26,453	18,237	16,412	15,088	12,692	10,327	10,792	10,000	$ 33,800
Advisor Shares
Account Value [Line Items]
Line Graph and Table Measure Name											Advisor Shares
Accumulated Value	25,935	21,445	25,998	17,969	16,212	14,940	12,596	10,277	10,768	10,000	$ 32,971
Institutional Shares
Account Value [Line Items]
Line Graph and Table Measure Name											Institutional Shares
Accumulated Value	3,558,670	2,925,899	3,613,171	2,591,494	2,123,940	1,786,466	1,445,500	1,216,446	1,135,029	1,000,000	$ 4,536,383
Investor Shares
Account Value [Line Items]
Line Graph and Table Measure Name											Investor Shares
Accumulated Value	35,105	28,913	35,760	25,676	21,076	17,759	14,390	12,128	11,334	10,000	$ 44,693
Advisor Shares
Account Value [Line Items]
Line Graph and Table Measure Name											Advisor Shares
Accumulated Value	34,320	28,330	35,129	25,287	20,808	17,576	14,275	12,065	11,303	10,000	$ 43,568
Institutional Shares
Account Value [Line Items]
Line Graph and Table Measure Name											Institutional Shares
Accumulated Value	1,413,319	1,204,063	1,758,853	1,229,688	1,163,603						$ 1,617,906
Investor Shares
Account Value [Line Items]
Line Graph and Table Measure Name											Investor Shares
Accumulated Value	16,014	13,658	19,995	13,993	13,268	11,360					$ 18,293
Institutional Shares
Account Value [Line Items]
Line Graph and Table Measure Name											Institutional Shares
Accumulated Value	2,291,388	2,004,244	2,641,057	1,842,871	1,803,517	1,574,335	1,338,237	1,147,968	1,129,831	1,000,000	$ 2,344,448
Investor Shares
Account Value [Line Items]
Line Graph and Table Measure Name											Investor Shares
Accumulated Value	22,611	19,804	26,136	18,263	17,901	15,648	13,324	11,447	11,286	10,000	$ 23,092
Advisor Shares
Account Value [Line Items]
Line Graph and Table Measure Name											Advisor Shares
Accumulated Value	22,112	19,412	25,690	17,998	17,683	15,501	13,225	11,396	11,254	10,000	$ 22,524
Institutional Shares
Account Value [Line Items]
Line Graph and Table Measure Name											Institutional Shares
Accumulated Value	1,691,520	1,501,257	1,695,288	1,093,912	1,340,210	1,380,341	1,230,980	1,028,163	1,040,359	1,000,000	$ 1,967,669
Investor Shares
Account Value [Line Items]
Line Graph and Table Measure Name											Investor Shares
Accumulated Value	16,686	14,834	16,778	10,843	13,302	13,721	12,256	10,253	10,390	10,000	$ 19,384
Advisor Shares
Account Value [Line Items]
Line Graph and Table Measure Name											Advisor Shares
Accumulated Value	16,316	14,536	16,485	10,679	13,137	13,582	12,165	10,198	10,361	10,000	$ 18,903
Institutional Shares
Account Value [Line Items]
Line Graph and Table Measure Name											Institutional Shares
Accumulated Value	881,016	775,000									$ 973,594
Investor Shares
Account Value [Line Items]
Line Graph and Table Measure Name											Investor Shares
Accumulated Value	8,790	7,740									$ 9,691
Institutional Shares
Account Value [Line Items]
Line Graph and Table Measure Name											Institutional Shares
Accumulated Value	1,003,000										$ 1,239,221
Investor Shares
Account Value [Line Items]
Line Graph and Table Measure Name											Investor Shares
Accumulated Value	10,020										$ 12,351
Institutional Shares
Account Value [Line Items]
Line Graph and Table Measure Name											Institutional Shares
Accumulated Value	1,725,241	1,416,137	1,734,219	1,255,145	1,163,769						$ 2,033,677
Investor Shares
Account Value [Line Items]
Line Graph and Table Measure Name											Investor Shares
Accumulated Value	22,554	18,542	22,738	16,487	15,311	13,857	11,521	9,650			$ 26,537
Institutional Shares
Account Value [Line Items]
Line Graph and Table Measure Name											Institutional Shares
Accumulated Value	1,054,530	842,000									$ 1,080,762
Investor Shares
Account Value [Line Items]
Line Graph and Table Measure Name											Investor Shares
Accumulated Value	10,515	8,410									$ 10,754
Investor Shares
Account Value [Line Items]
Line Graph and Table Measure Name											Investor Shares
Accumulated Value	10,877	11,036	11,943	11,811	11,190	10,533	10,546	10,504	10,101	10,000	$ 11,188
Advisor Shares
Account Value [Line Items]
Line Graph and Table Measure Name											Advisor Shares
Accumulated Value	10,642	10,818	11,735	11,643	11,055	10,428	10,468	10,451	10,078	10,000	$ 10,916
Institutional Shares
Account Value [Line Items]
Line Graph and Table Measure Name											Institutional Shares
Accumulated Value	1,041,554	1,076,256	1,192,063	1,163,638	1,076,039						$ 1,061,375
Investor Shares
Account Value [Line Items]
Line Graph and Table Measure Name											Investor Shares
Accumulated Value	10,269	10,605	11,751	11,477	10,618	9,873					$ 10,447
Investor Shares
Account Value [Line Items]
Line Graph and Table Measure Name											Investor Shares
Accumulated Value	11,320	11,019	11,965	11,460	11,297	10,693	10,556	10,585	10,058	10,000	$ 11,746
Institutional Shares
Account Value [Line Items]
Line Graph and Table Measure Name											Institutional Shares
Accumulated Value	1,093,077	1,055,228	1,156,474	1,082,079	1,065,111						$ 1,142,161
Investor Shares
Account Value [Line Items]
Line Graph and Table Measure Name											Investor Shares
Accumulated Value	11,934	11,526	12,638	11,843	11,651	10,941	10,645	10,676	10,078	10,000	$ 12,477
Investor Shares
Account Value [Line Items]
Line Graph and Table Measure Name											Investor Shares
Accumulated Value	9,750	9,522	10,418	9,963							$ 10,084
Institutional Shares
Account Value [Line Items]
Line Graph and Table Measure Name											Institutional Shares
Accumulated Value	1,107,742	1,131,077	1,227,506	1,208,991	1,139,554	1,067,824	1,066,094	1,071,715	1,027,359	1,000,000	$ 1,128,747
Investor Shares
Account Value [Line Items]
Line Graph and Table Measure Name											Investor Shares
Accumulated Value	11,045	11,283	12,238	12,059	11,361	10,662	10,640	10,713	10,268	10,000	$ 11,248
Institutional Shares
Account Value [Line Items]
Line Graph and Table Measure Name											Institutional Shares
Accumulated Value	1,674,564	1,425,116	1,633,429	1,232,338	1,240,466	1,230,091	1,183,077	959,371	985,821	1,000,000	$ 1,943,401
Investor Shares
Account Value [Line Items]
Line Graph and Table Measure Name											Investor Shares
Accumulated Value	16,515	14,079	16,163	12,211	12,305	12,234	11,781	9,564	9,844	10,000	$ 19,143
Advisor Shares
Account Value [Line Items]
Line Graph and Table Measure Name											Advisor Shares
Accumulated Value	16,155	13,802	15,881	12,030	12,156	12,106	11,692	9,513	9,822	10,000	$ 18,672
Institutional Shares
Account Value [Line Items]
Line Graph and Table Measure Name											Institutional Shares
Accumulated Value	1,179,667	1,110,022	1,368,156	958,724	999,080	1,033,659	1,034,937	876,756	967,775	1,000,000	$ 1,330,384
Investor Shares
Account Value [Line Items]
Line Graph and Table Measure Name											Investor Shares
Accumulated Value	11,625	10,966	13,527	9,488	9,914	10,265	10,303	8,739	9,667	10,000	$ 13,083
Advisor Shares
Account Value [Line Items]
Line Graph and Table Measure Name											Advisor Shares
Accumulated Value	11,365	10,745	13,283	9,343	9,795	10,166	10,227	8,693	9,640	10,000	$ 12,769
Institutional Shares
Account Value [Line Items]
Line Graph and Table Measure Name											Institutional Shares
Accumulated Value	1,662,601	1,412,994	1,547,333	1,104,263	1,069,274	958,000					$ 1,908,612
Investor Shares
Account Value [Line Items]
Line Graph and Table Measure Name											Investor Shares
Accumulated Value	10,704	9,113	10,000								$ 12,281
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 1000 Index
Accumulated Value	2,623,862	2,198,213	2,527,701	1,766,727	1,643,762	1,494,069	1,304,441	1,105,180	1,073,669	1,000,000	$ 3,250,374
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 1000 Growth Index
Accumulated Value	3,400,022	2,674,939	3,293,180	2,311,045	1,874,579	1,680,367	1,371,599	1,138,983	1,105,561	1,000,000	$ 4,538,423
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 1000 Index
Accumulated Value	26,239	21,982	25,277	17,667	16,438	14,941	13,044	11,052	10,737	10,000	$ 32,504
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 1000 Growth Index
Accumulated Value	34,000	26,749	32,932	23,110	18,746	16,804	13,716	11,390	11,056	10,000	$ 45,384
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 1000 Index
Accumulated Value	26,239	21,982	25,277	17,667	16,438	14,941	13,044	11,052	10,737	10,000	$ 32,504
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 1000 Growth Index
Accumulated Value	34,000	26,749	32,932	23,110	18,746	16,804	13,716	11,390	11,056	10,000	$ 45,384
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500 Index
Accumulated Value	2,691,210	2,250,288	2,517,545	1,788,103	1,663,274	1,506,351	1,317,038	1,117,118	1,074,228	1,000,000	$ 3,352,067
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500 Index
Accumulated Value	26,912	22,503	25,175	17,881	16,633	15,064	13,170	11,171	10,742	10,000	$ 33,521
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500 Index
Accumulated Value	26,912	22,503	25,175	17,881	16,633	15,064	13,170	11,171	10,742	10,000	$ 33,521
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 1000 Index
Accumulated Value	2,623,862	2,198,213	2,527,701	1,766,727	1,643,762	1,494,069	1,304,441	1,105,180	1,073,669	1,000,000	$ 3,250,374
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 1000 Growth Index
Accumulated Value	3,400,022	2,674,939	3,293,180	2,311,045	1,874,579	1,680,367	1,371,599	1,138,983	1,105,561	1,000,000	$ 4,538,423
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 1000 Index
Accumulated Value	26,239	21,982	25,277	17,667	16,438	14,941	13,044	11,052	10,737	10,000	$ 32,504
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 1000 Growth Index
Accumulated Value	34,000	26,749	32,932	23,110	18,746	16,804	13,716	11,390	11,056	10,000	$ 45,384
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 1000 Index
Accumulated Value	26,239	21,982	25,277	17,667	16,438	14,941	13,044	11,052	10,737	10,000	$ 32,504
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 1000 Growth Index
Accumulated Value	34,000	26,749	32,932	23,110	18,746	16,804	13,716	11,390	11,056	10,000	$ 45,384
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 1000 Index
Accumulated Value	1,750,862	1,466,833	1,686,695	1,178,910	1,096,857						$ 2,168,924
Russell Midcap Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell Midcap Growth Index
Accumulated Value	1,582,809	1,285,458	1,825,269	1,269,563	1,134,438						$ 1,821,056
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 1000 Index
Accumulated Value	19,173	16,063	18,470	12,910	12,011	10,917					$ 23,751
Russell Midcap Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell Midcap Growth Index
Accumulated Value	17,806	14,461	20,533	14,282	12,762	11,200					$ 20,486
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 1000 Index
Accumulated Value	2,623,862	2,198,213	2,527,701	1,766,727	1,643,762	1,494,069	1,304,441	1,105,180	1,073,669	1,000,000	$ 3,250,374
Russell 2000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 2000 Growth Index
Accumulated Value	1,869,244	1,576,999	2,368,963	1,565,118	1,512,506	1,519,956	1,247,274	1,002,617	1,123,402	1,000,000	$ 2,040,031
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 1000 Index
Accumulated Value	26,239	21,982	25,277	17,667	16,438	14,941	13,044	11,052	10,737	10,000	$ 32,504
Russell 2000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 2000 Growth Index
Accumulated Value	18,692	15,770	23,690	15,651	15,125	15,200	12,473	10,026	11,234	10,000	$ 20,400
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 1000 Index
Accumulated Value	26,239	21,982	25,277	17,667	16,438	14,941	13,044	11,052	10,737	10,000	$ 32,504
Russell 2000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 2000 Growth Index
Accumulated Value	18,692	15,770	23,690	15,651	15,125	15,200	12,473	10,026	11,234	10,000	$ 20,400
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 1000 Index
Accumulated Value	2,623,862	2,198,213	2,527,701	1,766,727	1,643,762	1,494,069	1,304,441	1,105,180	1,073,669	1,000,000	$ 3,250,374
Russell 2000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 2000 Value Index
Accumulated Value	1,649,653	1,556,165	1,858,785	1,072,708	1,299,890	1,386,334	1,225,767	981,737	1,007,756	1,000,000	$ 1,829,395
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 1000 Index
Accumulated Value	26,239	21,982	25,277	17,667	16,438	14,941	13,044	11,052	10,737	10,000	$ 32,504
Russell 2000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 2000 Value Index
Accumulated Value	16,497	15,562	18,588	10,727	12,999	13,863	12,258	9,817	10,078	10,000	$ 18,294
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 1000 Index
Accumulated Value	26,239	21,982	25,277	17,667	16,438	14,941	13,044	11,052	10,737	10,000	$ 32,504
Russell 2000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 2000 Value Index
Accumulated Value	16,497	15,562	18,588	10,727	12,999	13,863	12,258	9,817	10,078	10,000	$ 18,294
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 1000 Index
Accumulated Value	1,035,897	867,851									$ 1,283,242
Russell 2000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 2000 Index
Accumulated Value	878,383	782,129									$ 966,715
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 1000 Index
Accumulated Value	10,359	8,679									$ 12,832
Russell 2000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 2000 Index
Accumulated Value	8,784	7,821									$ 9,667
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 1000 Index
Accumulated Value	1,120,147										$ 1,387,609
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 1000 Value Index
Accumulated Value	1,035,952										$ 1,171,214
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 1000 Index
Accumulated Value	11,201										$ 13,876
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 1000 Value Index
Accumulated Value	10,360										$ 11,712
MSCI All Country World Index (ACWI) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI All Country World Index (ACWI)
Accumulated Value	1,530,428	1,313,347	1,558,876	1,119,362	1,096,206						$ 1,826,984
MSCI All Country World Index (ACWI) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI All Country World Index (ACWI)
Accumulated Value	18,581	15,946	18,927	13,590	13,309	12,586	11,367	9,570			$ 22,182
MSCI ACWI ex USA Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI ACWI ex USA Index
Accumulated Value	973,978	864,103									$ 1,087,187
MSCI ACWI ex USA Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI ACWI ex USA Index
Accumulated Value	9,740	8,641									$ 10,872
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Bond Index
Accumulated Value	11,137	11,243	12,533	12,575	11,564	10,720	10,763	10,797	10,186	10,000	$ 11,430
Bloomberg Intermediate U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg Intermediate U.S. Aggregate Bond Index
Accumulated Value	11,027	11,094	12,046	12,040	11,294	10,582	10,616	10,633	10,189	10,000	$ 11,418
Bloomberg U.S.Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Bond Index
Accumulated Value	11,137	11,243	12,533	12,575	11,564	10,720	10,763	10,797	10,186	10,000	$ 11,430
Bloomberg Intermediate U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg Intermediate U.S. Aggregate Bond Index
Accumulated Value	11,027	11,094	12,046	12,040	11,294	10,582	10,616	10,633	10,189	10,000	$ 11,418
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Bond Index
Accumulated Value	1,039,803	1,049,646	1,170,072	1,173,980	1,079,629						$ 1,067,157
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,280	10,378	11,568	11,607	10,674	9,895					$ 10,551
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg Municipal Bond Index
Accumulated Value	12,274	11,895	13,010	12,490	11,958	11,207	11,034	11,088	10,300	10,000	$ 12,669
Bloomberg 1-10 Year Blended Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg 1-10 Year Blended Municipal Bond Index
Accumulated Value	11,667	11,413	12,063	11,777	11,342	10,752	10,687	10,670	10,174	10,000	$ 11,936
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg Municipal Bond Index
Accumulated Value	1,094,972	1,061,153	1,160,639	1,114,224	1,066,771						$ 1,130,150
Bloomberg 1-10 Year Blended Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg 1-10 Year Blended Municipal Bond Index
Accumulated Value	1,084,847	1,061,284	1,121,739	1,095,135	1,054,698						$ 1,109,906
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg Municipal Bond Index
Accumulated Value	12,274	11,895	13,010	12,490	11,958	11,207	11,034	11,088	10,300	10,000	$ 12,669
Bloomberg 1-10 Year Blended Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg 1-10 Year Blended Municipal Bond Index
Accumulated Value	11,667	11,413	12,063	11,777	11,342	10,752	10,687	10,670	10,174	10,000	$ 11,936
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg Municipal Bond Index
Accumulated Value	10,074	9,763	10,678	10,251							$ 10,397
Bloomberg 1-10 Year Blended Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg 1-10 Year Blended Municipal Bond Index
Accumulated Value	10,153	9,933	10,499	10,250							$ 10,388
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Bond Index
Accumulated Value	1,113,742	1,124,284	1,253,273	1,257,459	1,156,399	1,072,038	1,076,310	1,079,709	1,018,581	1,000,000	$ 1,143,040
Bloomberg Mortgage Backed Securities Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg Mortgage Backed Securities Index
Accumulated Value	1,069,588	1,086,099	1,193,907	1,198,902	1,134,563	1,068,170	1,066,612	1,067,248	1,022,834	1,000,000	$ 1,092,216
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Bond Index
Accumulated Value	11,137	11,243	12,533	12,575	11,564	10,720	10,763	10,797	10,186	10,000	$ 11,430
Bloomberg Mortgage Backed Securities Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg Mortgage Backed Securities Index
Accumulated Value	10,696	10,861	11,939	11,989	11,346	10,682	10,666	10,672	10,228	10,000	$ 10,922
MSCI Europe Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI Europe Index
Accumulated Value	1,346,034	1,105,048	1,341,184	992,803	1,065,034	1,045,349	992,918	819,880	923,474	1,000,000	$ 1,503,185
MSCI Europe Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI Europe Index
Accumulated Value	13,460	11,050	13,412	9,928	10,650	10,453	9,929	8,199	9,235	10,000	$ 15,032
MSCI Europe Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI Europe Index
Accumulated Value	13,460	11,050	13,412	9,928	10,650	10,453	9,929	8,199	9,235	10,000	$ 15,032
MSCI Emerging Markets Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI Emerging Markets Index
Accumulated Value	1,170,140	1,150,022	1,539,210	1,092,378	1,130,687	1,117,194	1,032,509	834,382	948,755	1,000,000	$ 1,316,969
MSCI Emerging Markets Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI Emerging Markets Index
Accumulated Value	11,701	11,500	15,392	10,924	11,307	11,172	10,325	8,344	9,488	10,000	$ 13,170
MSCI Emerging Markets Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI Emerging Markets Index
Accumulated Value	11,701	11,500	15,392	10,924	11,307	11,172	$ 10,325	$ 8,344	$ 9,488	$ 10,000	$ 13,170
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 1000 Index
Accumulated Value	1,812,951	1,518,849	1,746,508	1,220,716	1,135,753	1,032,323					$ 2,245,837
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 1000 Value Index
Accumulated Value	1,483,172	1,329,724	1,427,044	$ 993,186	$ 1,089,453	$ 1,004,454					$ 1,676,826
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 1000 Index
Accumulated Value	10,393	9,318	10,000								$ 11,750
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 1000 Value Index
Accumulated Value	$ 10,380	$ 8,696	$ 10,000								$ 12,859